Capital Commitments - Capital expenditure (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	£ 906	£ 11,750
Plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	840	8,656
Computer Equipment
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	0	8
Computer Software
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	40	0
Fixtures and Fittings
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	14	447
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	£ 12	£ 2,639